CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Cash at banks and on hand	170	279
Short-term deposits and securities	146	30
Total cash and cash equivalents	316	309
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Euro	88	185
US dollar	27	6
British pound	124	33
Norwegian krone	44	26
Swedish krona	21	44
Other	12	15
Total cash and cash equivalents	316	309